GOODWILL AND OTHER INTANGIBLE ASSETS-NET - Other Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	$ 7,259	$ 6,972
Finite-lived intangible assets, accumulated amortization	(4,999)	(4,703)
Net Carrying Amount	2,260	2,269
Indefinite-life intangibles
Trademarks with indefinite lives	971	953
Gross carrying amount	8,230	7,925
Net carrying amount	3,231	3,222
Patents and technology
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	2,399	2,313
Finite-lived intangible assets, accumulated amortization	(1,837)	(1,759)
Net Carrying Amount	562	554
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	4,199	3,989
Finite-lived intangible assets, accumulated amortization	(2,601)	(2,397)
Net Carrying Amount	1,598	1,592
Trademarks
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	362	371
Finite-lived intangible assets, accumulated amortization	(284)	(273)
Net Carrying Amount	78	98
Other
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	299	299
Finite-lived intangible assets, accumulated amortization	(277)	(274)
Net Carrying Amount	$ 22	$ 25